NOTE 13 - DERIVATIVE LIABILITY - Derivative Liability Changes (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Derivative liability Balance at December 31, 2011		$ 639,859
Issuance of securities with embedded derivatives	449,125	449,125
Debt and preferred stock conversions	(328,998)	(328,998)
Derivative (gain) or loss due to mark to market adjustment	(314,341)	(314,341)
Balance at June 30, 2012	$ 445,645	$ 445,645